Goodwill and intangible assets	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Goodwill and intangible assets
11.	Goodwill and intangible assets

(1)	Goodwill
The changes in goodwill for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Balance at beginning of the fiscal year
Cost	1,035,320	1,073,178
Accumulated impairments	(344,391)	(347,069)

Carrying amount	690,929	726,109

Increase (decrease) due to:
Acquisitions	15,679	197,644
Disposals or classified as held for sale *	(2,486)	(40,201)
Impairments	—	—
Translation adjustments	21,987	69,343
Other	—	—
Balance at end of the fiscal year
Cost	1,073,178	1,312,615
Accumulated impairments	(347,069)	(359,720)

Carrying amount	726,109	952,895

*
Disposals or classified as held for sale for the fiscal year ended March 31, 2022 relate mainly to the transfer of certain operations of Game
Show
Network, LLC, a wholly-owned subsidiary in the Pictures segment. Refer to Note 31 for the details
of the transfer.

The carrying amounts of goodwill by segment as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Game & Network Services *1	170,974	172,360	200,206
Music *2	391,325	408,424	539,055
Pictures *3	103,626	120,083	187,658
Electronics Products & Solutions	11,354	11,533	11,949
Imaging & Sensing Solutions	2,816	2,875	3,193
Financial Services	10,834	10,834	10,834
All Other	—	—	—

Total	690,929	726,109	952,895

*1	Game & Network Services
All of the goodwill shown in the G&NS line of the table above relates to the PlayStation
®
business. Intangible assets with indefinite useful lives related to the PlayStation
®
business have carrying amounts of 57,397 million yen, 57,449 million yen and 57,217 million yen, as of April 1, 2020 and March 31, 2021 and 2022, respectively, which are included in “Other intangible assets.” Intangible assets with indefinite useful lives include the trademark for PlayStation
®
,
which is assessed to have an indefinite useful life as the trademark for PlayStation
®
is utilized as the core trademark for Sony’s products and services throughout the G&NS segment and Sony expects to continue using the trademark in the foreseeable future as well. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total forecasted period is determined by utilizing a perpetual growth rate. The growth rate and the pre-tax discount rate
we
re 1.5% and 9.8% as of April 1, 2020, 1.5% and 8.7% as of March 31, 2021, and 1.5% and 9.6% as of March 31, 2022, respectively.

*2	Music
Goodwill shown in the Music line of the table above is primarily allocated to the worldwide recorded music and the worldwide music publishing CGUs excluding operations in Japan.
Goodwill related to the worldwide recorded music CGU has carrying amounts of 128,918 million yen, 136,572 million and 235,746 million yen, as of April 1, 2020 and March 31, 2021 and 2022, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total
forecasted period

is determined by utilizing a perpetual growth rate
. The growth rate and the
pre-tax
discount rate
we
re 1.0% and 9.2% as of April 1, 2020, 1.0% and 9.3% as of March 31, 2021, and 1.0% and 8.9% as of March 31, 2022, respectively.
Goodwill related to the music publishing CGU has carrying amounts of 238,684 million yen, 248,130 million yen and 270,116 million yen, as of April 1, 2020, March 31, 2021 and 2022, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total

forecasted period

is determined by utilizing a perpetual growth rate
. The growth rate and the
pre-tax
discount rate
we
re 2.5% and 8.4% as of April 1, 2020, 2.5% and 8.2% as of March 31, 2021, and 2.5% and 8.5% as of March 31, 2022, respectively.

*3	Pictures
Goodwill shown in the Pictures line of the table above is primarily allocated to the United States television network and the animation distribution CGUs.
Goodwill related to the United States television network CGU has carrying amounts of
54,156 million yen, 55,092 million yen and 20,347
million yen, as of April 1, 2020, March 31, 2021 and 2022, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP, with earnings in years beyond the MRP based on a steady growth rate. A terminal value is based on an earnings multiple applied to the final year of the total forecasted period. The growth rate beyond the MRP period and the pre-tax discount rate were
 1.0% and 15.9% as of April 1, 2020, 1.0% and 14.7% as of March 31, 2021, and
(
5.0
%
)
and 13.1% as of March 31, 2022, respectively.
Goodwill related to the animation distribution CGU has a carrying amount of
 102,590
 million yen, as of March 31, 2022. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP, with revenues in years beyond the MRP based on declining growth rates. A terminal value is based on a revenue multiple applied to the final year of the total forecasted period. The growth rates beyond the MRP period were
 5.0% to 15.0%,
and the pre-tax discount rate was
 13.5%

as of March 31, 2022. The carrying amounts of the CGU as of April 1, 2020 and March 31, 2021 have not been presented as these amounts were not material.
The value in use calculation uses key assumptions such as the pre-tax
discount rate, perpetual growth rate, competitive and regulatory environment, and technology trends. For each assumption, historical experience, external information, competitors and industry trends are taken into account. Sony does not expect the recoverable amounts to be lower than the carrying amounts even when the growth rate and pre-tax
discount rate that are used in the evaluation of the recoverable amounts change within a reasonably predictable range.
(2)	Content assets
The changes in content assets for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Film costs	Broadcasting rights	Music catalogs	Artist contracts	Music distribution rights	Other	Content assets Total
Balance as of April 1, 2020:
Cost	2,712,996	265,517	628,184	25,847	31,218	10,118	3,673,880
Accumulated amortization and impairment losses	(2,315,662)	(202,966)	(140,705)	(13,099)	(5,592)	(3,212)	(2,681,236)

Carrying amount	397,334	62,551	487,479	12,748	25,626	6,906	992,644

Changes in carrying amount:
Additions	211,521	61,446	61,106	31	451	6,985	341,540
Acquisitions through business combinations	—	1,912	235	—	—	—	2,147
Disposals or classified as held for sale	(5,182)	(2,797)	—	—	—	—	(7,979)
Amortization	(211,359)	(57,053)	(20,211)	(511)	(1,247)	(2,858)	(293,239)
Impairment losses	(4,408)	(1,782)	—	—	—	(1,990)	(8,180)
Translation adjustment	6,569	356	28,143	209	181	156	35,614
Other	—	—	—	—	—	—	—

Total changes	(2,859)	2,082	69,273	(271)	(615)	2,293	69,903

Balance as of March 31, 2021:
Cost	2,909,102	304,036	724,513	26,709	32,019	14,178	4,010,557
Accumulated amortization and impairment losses	(2,514,627)	(239,403)	(167,761)	(14,232)	(7,008)	(4,979)	(2,948,010)

Carrying amount	394,475	64,633	556,752	12,477	25,011	9,199	1,062,547

Changes in carrying amount:
Additions	313,648	75,841	87,350	2,209	—	20,997	500,045
Acquisitions through business combinations	11,724	32,124	28,194	—	9,760	10,797	92,599
Disposals or classified as held for sale	(932)	(4,747)	—	—	—	—	(5,679)
Amortization	(294,350)	(70,514)	(25,182)	(604)	(1,648)	(8,602)	(400,900)
Impairment losses	(13,870)	(738)	—	—	—	—	(14,608)
Translation adjustment	42,782	4,619	57,676	1,161	938	866	108,042
Other	—	—	—	—	—	—	—

Total changes	59,002	36,585	148,038	2,766	9,050	24,058	279,499

Balance as of March 31, 2022:
Cost	3,549,934	395,045	914,418	30,278	43,219	46,086	4,978,980
Accumulated amortization and impairment losses	(3,096,457)	(293,827)	(209,628)	(15,035)	(9,158)	(12,829)	(3,636,934)

Carrying amount	453,477	101,218	704,790	15,243	34,061	33,257	1,342,046

The additions in Film costs include the cost of films internally produced and acquired from third party projects. Film costs acquired from third party projects are not a significant portion of Film costs recorded by Sony. The additions in Broadcasting rights, Music catalogs, Artist contracts and Music distribution rights mainly represent acquisitions through contracts with third parties.

(3)	Other intangible assets
The changes in other intangible assets for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Patent rights, know-how and license agreements	Customer relationships	Trademarks	Software	Television carriage contracts	Other	Total
Balance as of April 1, 2020:
Cost	197,891	38,842	23,150	749,598	56,270	169,202	1,234,953
Accumulated amortization and impairment losses	(181,529)	(35,024)	(5,576)	(518,314)	(24,104)	(92,906)	(857,453)

Carrying amount	16,362	3,818	17,574	231,284	32,166	76,296	377,500
Changes in carrying amount:
Additions	8,210	53	9	85,562	—	4,203	98,037
Acquisitions through business combinations	16	1,693	358	191	156	1,500	3,914
Internal development	—	—	—	17,255	—	—	17,255
Disposals or classified as held for sale	(81)	—	(1)	(5,018)	(202)	(253)	(5,555)
Amortization	(5,851)	(1,130)	(550)	(78,364)	(3,273)	(4,300)	(93,468)
Impairment losses	(97)	—	—	(6,401)	—	(499)	(6,997)
Translation adjustment	(14)	286	483	752	(24)	884	2,367
Other	(759)	(1)	(20)	(926)	(233)	(59)	(1,998)

Total changes	1,424	901	279	13,051	(3,576)	1,476	13,555

Balance as of March 31, 2021:
Cost	218,192	41,494	24,250	827,210	55,752	148,729	1,315,627
Accumulated amortization and impairment losses	(200,406)	(36,775)	(6,397)	(582,875)	(27,162)	(70,957)	(924,572)

Carrying amount	17,786	4,719	17,853	244,335	28,590	77,772	391,055

Changes in carrying amount:
Additions	4,668	639	158	93,642	—	3,538	102,645
Acquisitions through business combinations	2,488	19,121	7,076	6,895	—	8,132	43,712
Internal development	—	—	—	15,681	—	—	15,681
Disposals or classified as held for sale	(49)	(565)	(550)	(2,599)	—	(107)	(3,870)
Amortization	(5,576)	(4,975)	(1,875)	(87,113)	(3,361)	(6,904)	(109,804)
Impairment losses	(6)	—	(313)	(3,218)	—	(202)	(3,739)
Translation adjustment	216	2,146	2,280	5,534	2,829	1,577	14,582
Other	140	—	1	819	—	(1,119)	(159)

Total changes	1,881	16,366	6,777	29,641	(532)	4,915	59,048

Balance as of March 31, 2022:
Cost	213,649	58,427	32,683	952,153	61,939	155,479	1,474,330
Accumulated amortization and impairment losse s	(193,982)	(37,342)	(8,053)	(678,177)	(33,881)	(72,792)	(1,024,227)

Carrying amount	19,667	21,085	24,630	273,976	28,058	82,687	450,103